Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity File Number	001-38911
Entity Registrant Name	CLARIVATE PLC
Entity Central Index Key	0001764046
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	70 St. Mary Axe
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC3A 8BE
City Area Code	44
Local Phone Number	207-433-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, no par value
Trading Symbol	CLVT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false